Schedule of Investments (unaudited) December 31, 2020	iShares® U.S. Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified REITs — 2.8%
PS Business Parks Inc.	99,232	$13,184,956
STORE Capital Corp.	1,140,007	38,737,438
VEREIT Inc.	1,050,116	39,683,883
WP Carey Inc.	840,971	59,355,733

		150,962,010

Health Care REITs — 9.0%
Healthcare Realty Trust Inc.	665,131	19,687,878
Healthcare Trust of America Inc., Class A(a)	1,056,947	29,108,320
Healthpeak Properties Inc.	2,574,276	77,820,363
Medical Properties Trust Inc.	2,572,740	56,060,005
National Health Investors Inc.	220,557	15,255,928
Omega Healthcare Investors Inc.	1,092,029	39,662,493
Physicians Realty Trust	1,016,810	18,099,218
Sabra Health Care REIT Inc.	1,013,049	17,596,661
Ventas Inc.	1,788,894	87,727,362
Welltower Inc.	1,990,045	128,596,708

		489,614,936

Hotel & Resort REITs — 0.9%
Host Hotels & Resorts Inc.	3,390,405	49,601,625

Industrial REITs — 10.3%
Americold Realty Trust	987,191	36,851,840
Duke Realty Corp.	1,780,224	71,155,553
EastGroup Properties Inc.	192,027	26,511,248
First Industrial Realty Trust Inc.	625,405	26,348,313
Lexington Realty Trust	1,363,815	14,483,715
Prologis Inc.	3,515,504	350,355,129
Rexford Industrial Realty Inc.	632,275	31,051,025

		556,756,823

Mortgage REITs — 3.0%
AGNC Investment Corp.	2,621,520	40,895,712
Annaly Capital Management Inc.	6,709,765	56,697,514
Blackstone Mortgage Trust Inc., Class A	712,871	19,625,339
Invesco Mortgage Capital Inc.	72	243
New Residential Investment Corp.	2,022,666	20,105,300
Starwood Property Trust Inc.	1,377,769	26,590,942

		163,915,050

Office REITs — 7.0%
Alexandria Real Estate Equities Inc.	590,867	105,304,317
Boston Properties Inc.	678,620	64,149,949
Corporate Office Properties Trust	530,803	13,843,342
Cousins Properties Inc.	720,890	24,149,815
Douglas Emmett Inc.	799,870	23,340,207
Equity Commonwealth	596,657	16,276,803
Highwoods Properties Inc.	506,885	20,087,853
Hudson Pacific Properties Inc.	744,461	17,881,953
JBG SMITH Properties	545,663	17,062,882
Kilroy Realty Corp.	507,000	29,101,800
SL Green Realty Corp.	353,775	21,077,914
Vornado Realty Trust	758,927	28,338,334

		380,615,169

Real Estate Development — 0.3%
Howard Hughes Corp. (The)(a)(b)	220,017	17,365,942

Real Estate Services — 2.5%
CBRE Group Inc., Class A(a)(b)	1,601,124	100,422,497

Security	Shares	Value

Real Estate Services (continued)
Jones Lang LaSalle Inc.(a)	247,177	$36,673,652

		137,096,149

Research & Consulting Services — 3.2%
CoStar Group Inc.(b)	187,752	173,535,418

Residential REITs — 14.0%
American Campus Communities Inc.	665,482	28,462,665
American Homes 4 Rent, Class A	1,290,898	38,726,940
Apartment Income REIT Corp.(b)	720,430	27,671,728
Apartment Investment and Management Co., Class A	810,548	4,279,695
AvalonBay Communities Inc.	666,192	106,877,183
Camden Property Trust	467,716	46,734,183
Equity LifeStyle Properties Inc.	813,143	51,520,740
Equity Residential	1,635,475	96,950,958
Essex Property Trust Inc.	311,989	74,072,428
Invitation Homes Inc.	2,680,134	79,599,980
Mid-America Apartment Communities Inc.	547,642	69,380,765
Sun Communities Inc.	514,362	78,157,306
UDR Inc.	1,411,928	54,260,393

		756,694,964

Retail REITs — 7.6%
Brixmor Property Group Inc.	1,439,855	23,829,600
Federal Realty Investment Trust	333,046	28,348,876
Kimco Realty Corp.	2,088,629	31,350,321
National Retail Properties Inc.	836,924	34,246,930
Realty Income Corp.	1,675,255	104,150,603
Regency Centers Corp.	760,838	34,686,605
Simon Property Group Inc.	1,563,130	133,303,727
Spirit Realty Capital Inc.	555,014	22,294,912

		412,211,574

Specialized REITs — 38.7%
American Tower Corp.	2,111,669	473,985,224
CoreSite Realty Corp.	207,512	25,997,103
Crown Castle International Corp.	2,051,485	326,575,897
CubeSmart	943,813	31,721,555
CyrusOne Inc.	578,667	42,329,491
Digital Realty Trust Inc.	1,334,102	186,120,570
Equinix Inc.	362,260	258,718,847
Extra Space Storage Inc.	618,279	71,633,805
Gaming and Leisure Properties Inc.	1,046,772	44,383,133
Iron Mountain Inc.	1,385,564	40,846,427
Lamar Advertising Co., Class A	417,316	34,729,037
Life Storage Inc.	235,175	28,077,543
PotlatchDeltic Corp.	327,510	16,382,050
Public Storage	724,478	167,303,705
Rayonier Inc.	665,300	19,546,514
SBA Communications Corp.(a)	529,447	149,372,882
VICI Properties Inc.	2,571,148	65,564,274
Weyerhaeuser Co.	3,560,137	119,371,394

		2,102,659,451

Total Common Stocks — 99.3% (Cost: $6,014,253,942)		5,391,029,111

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(c)(d)(e)	14,321,564	14,330,157

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® U.S. Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	13,160,000	$13,160,000

		27,490,157

Total Short -Term Investments — 0.5% (Cost: $27,484,066)		27,490,157

Total Investments in Securities — 99.8% (Cost: $6,041,738,008)		5,418,519,268

Other Assets, Less Liabilities — 0.2%		11,123,102

Net Assets — 100.0%		$5,429,642,370

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$15,872,514	$—		$(1,598,948	)(a)	$62,189	$(5,598)	$14,330,157	14,321,564	$147,690	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,010,000	6,150,000	(a)	—		—	—	13,160,000	13,160,000	6,877		—

						$62,189	$(5,598)	$27,490,157		$154,567		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
DJ U.S. Real Estate Index	1,128	03/19/21	$37,777	$716,280

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® U.S. Real Estate ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$5,391,029,111	$—	$—	$5,391,029,111
Money Market Funds	27,490,157	—	—	27,490,157

	$5,418,519,268	$—	$—	$5,418,519,268

Derivative financial instruments(a)
Assets
Futures Contracts	$716,280	$—	$—	$716,280

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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